Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail) - 6 months ended Jun. 30, 2015 € in Millions, $ in Millions	USD ($)	EUR (€)
Derivative [Line Items]
Reduced principal amount denominated interest rate swaps	$ 78.1	€ 70.1
Minimum [Member]
Derivative [Line Items]
Variable interest rate on Debt	0.30%
Maximum [Member]
Derivative [Line Items]
Variable interest rate on Debt	2.80%